Operating leases as lessor	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Operating leases as lessor
17.	Operating leases as lessor

On March 25, 2014, the Company entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term is 3 years from May 1, 2014 to April 30, 2017. The minimum lease payments to be received in the next two years are detailed in Note 5.